May 2, 2003

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549-1004

ATTN:    Document Control - EDGAR

Re:      Evergreen Essential (SM) Variable Annuity
         Evergreen New Solutions Variable Annuity
         American Express Innovations(SM) Variable Annuity
         American Express Innovations(SM) Classic Variable Annuity American Express New Solutions(R) Variable Annuity
         American Enterprise Variable Annuity Account
         File Nos. 333-92297 and 811-7195

Dear Commissioners:

Registrant certifies that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.


Very truly yours,




/s/ James M. Odland
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    James M. Odland
    Counsel